Related-Party Transactions - Convertible promissory notes (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Convertible promissory notes outstanding		$ 11,392	$ 11,219
Related Party [Member]
Related Party Transaction [Line Items]
Convertible promissory notes outstanding	$ 307	263	259
Related Party [Member] | Convertible promissory notes
Related Party Transaction [Line Items]
Amount of investment in notes		500
Convertible promissory notes outstanding	$ 400	$ 400	$ 300